Consolidated Statement of Changes In Shareholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in USD per share) | $ / shares	$ 1.44
Common stock awards and options exercised, related taxes | $	$ 13